Shareholders’ equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions						12 Months Ended
	Sep. 19, 2023	Feb. 14, 2023	Dec. 31, 2020	Dec. 31, 2018	Jun. 29, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Capital amount						R$ 1,807	R$ 5,861
Authorized to increase capital stock						800,000
Number of shares increase, value		R$ 2,605					R$ 2
Number of shares increase							763,000
Reduction in share capital	R$ 6,659
Right to dividends adjusted net profit						25.00%
Percentage of net income						5.00%
Percentage of capital						20.00%
Share-based payment						R$ 14	R$ 27	R$ 36
Governmental subsidy reserve			R$ 9	R$ 58	R$ 58
Reserve tax incentives							235	R$ 2,282
Subsidy reserve							613
Expansion reserve							R$ 378
Minimum payment of profit percentage						25.00%
Dividends to be distributed						R$ 81
Dividends cents per share						R$ 0.3013
Share Based Payment Plan G P A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						270,139,069	270,139,069
Exercise price per share						R$ 0.01	R$ 7.80
Number of treasury preferred shares used upon exercised option						160
Preferred share market price per share						R$ 4.06
Expectation of remaining average life of the series outstanding						2 years 5 months 4 days
Weighted average fair value of options granted						R$ 3.49
Share Based Payment Plan G P A [Member] | B 6 And C 6 Series [Member]
IfrsStatementLineItems [Line Items]
Vesting period						36 months
Vesting requirement						The stock options may be exercised by their beneficiaries within 6 months after the end of the vesting period of the respective grant date. The condition for the options to be exercisable (vested) is that the beneficiary must remain an employee of the Company. The series are different, exclusively, in the exercise price of the options and in the existence or not of a restriction of selling after vesting.
Maximum percentage of total share issued						2.00%
Share Based Payment Plan G P A [Member] | B 9 Series [Member]
IfrsStatementLineItems [Line Items]
Expectation of dividends rate						2.59%
Expectation of volatility rate						45.86%
Weighted average interest rate						9.97%
Share Based Payment Plan G P A [Member] | B 10 Series [Member]
IfrsStatementLineItems [Line Items]
Expectation of dividends rate						2.59%
Expectation of volatility rate						78.97%
Weighted average interest rate						10.58%
Compensation Plan [Member]
IfrsStatementLineItems [Line Items]
Option vesting period						36 months
Description of option exercise period						may only be exercised in the period beginning on the first day of the 36 (thirty-sixth) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").
Exercise price per share						R$ 0.01
Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						5,362,000
Option vesting period						36 months
Description of method of settlement						the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities